CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
1. Cash Flows From Operating Activities
Consolidated profit for the year	R$ 12,799,918	R$ 9,138,048	R$ 7,464,918
Adjustments to profit	14,765,404	17,015,113	20,143,702
Depreciation of tangible assets	1,216,704	1,190,967	1,154,588
Amortization of intangible assets	523,255	471,280	328,051
Impairment losses on other assets (net)	508,310	456,711	114,321
Provisions and Impairment losses on financial assets (net)	14,713,039	15,647,539	16,026,187
Net Gains (losses) on disposal of tangible assets, investments and non-current assets held for sale	(156,258)	324,385	(90,889)
Income from companies accounted by the equity method	(65,958)	(71,551)	(47,537)
Changes in deferred tax assets and liabilities	(1,594,440)	(406,395)	5,343,885
Monetary Adjustment of Escrow Deposits	(664,003)	(637,124)	(749,040)
Recoverable Taxes	(222,402)	(210,834)	(215,228)
Effects of Changes in Foreign Exchange Rates on Cash and Cash Equivalents	0	0	2,289,849
Effects of Changes in Foreign Exchange Rates on Assets and Liabilities	1,173,757	33,691	(3,924,662)
Other	(666,600)	216,444	(85,823)
Net (increase) decrease in operating assets	(79,913,313)	(16,745,263)	(59,866,978)
Balance with the Brazilian Central Bank	16,629,126	(7,043,255)	60,163,587
Financial assets held for trading	0	44,950,707	(80,367,944)
Financial Assets Measured At Fair Value Through Profit Or Loss	(8,791,116)	0	0
Other Financial Assets Measured At Fair Value Through Profit Or Loss	1,692,154	18,988	457,419
Financial Assets Measured At Fair Value Through Profit Or Loss Held for Trading	(16,412,738)	0	0
Non-Trading Financial Assets Mandatorily Measured at Fair Value Through Profit or Loss	(419,851)	0	0
Available-for-sale financial assets	0	(27,214,188)	9,976,210
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(4,323,459)	0	0
Loans and receivables	0	(30,256,590)	(43,422,496)
Financial Assets Measured At Amortized Cost	(75,906,801)	0	0
Held to maturity investments	0	(26,266)	(449,792)
Other assets	7,619,372	2,825,341	(6,223,962)
Net increase (decrease) in operating liabilities	64,293,934	44,163,382	43,247,080
Financial liabilities held for trading	0	(2,297,323)	9,232,101
Financial Liabilities Measured At Fair Value Through Profit Or Loss held for trading	1,616,446	0	0
Financial Liabilities Measured At Fair Value Through Profit Or Loss	1,946,056	0	0
Financial liabilities at amortized cost	57,833,935	43,702,283	32,696,894
Other liabilities	2,897,497	2,758,422	1,318,085
Tax paid	(3,668,571)	(3,280,230)	(4,240,115)
Total net cash flows from operating activities (1)	8,277,372	50,291,050	6,748,607
2. Cash Flows From Investing Activities
Investments	(3,157,794)	(2,197,918)	(1,945,372)
Capital increase in Investments in associates and Joint Ventures	(36,051)	(34,154)	(3,105)
Acquisition of subsidiary, less net cash in the acquisition	(111,224)	(275,091)	(392,998)
Tangible assets	(1,394,299)	(1,106,406)	(873,140)
Intangible assets	(1,616,222)	(738,554)	(670,576)
Corporate Restructuring	2	(43,713)	(5,553)
Disposal	797,716	744,913	677,088
Capital reduction of investee in joint control	0	0	76,860
Tangible assets	122,009	37,467	42,226
Non - current assets held for sale	563,607	434,553	208,232
Dividends and interest on capital received	112,100	272,893	349,770
Total net cash flows from investing activities (2)	(2,360,078)	(1,453,005)	(1,268,284)
3. Cash Flows From Financing Activities
Acquisition of own shares	(312,305)	(378,776)	(90,031)
Issuance of Debt Instruments Eligible to Compose Capital	9,347,750	0	0
Issuance of other long-term financial liabilities	73,765,081	59,663,420	50,313,469
Dividends and interest on capital paid	(6,076,073)	(5,652,081)	(3,210,762)
Payments of other long-term financial liabilities	(78,903,009)	(97,009,957)	(56,164,769)
Payments of subordinated liabilities	(544,566)	0	(8,362,652)
Payments of interest of Debt Instruments Eligible to Compose Capital	(683,783)	(623,146)	(701,671)
Net increase in non-controlling interests	55,869	(296,184)	23,909
Capital Increase in Subsidiaries, by Non-Controlling Interests	48,000	0	0
Total net cash flows from financing activities (3)	(3,303,036)	(44,296,724)	(18,192,507)
Exchange variation on Cash and Cash Equivalents (4)	0	0	(2,289,849)
Net Increase in Cash (1+2+3+4)	2,614,258	4,541,321	(15,002,033)
Cash and cash equivalents at beginning of year	22,670,902	18,129,581	33,131,614
Cash and cash equivalents at end of year	25,285,160	22,670,902	18,129,581
Cash and cash equivalents components
Cash and Balances With The Brazilian Central Bank	19,463,587	20,642,321	14,683,735
Loans and other	5,821,573	2,028,581	3,445,846
Total of cash and cash equivalents	25,285,160	22,670,902	18,129,581
Non-cash transactions
Foreclosures loans and other assets transferred to non-current assets held for sale	785,139	524,497	834,903
Dividends and interest on capital declared but not paid	4,800,000	4,455,000	4,750,000
Supplemental information
Interest received	70,831,205	73,094,248	75,818,511
Interest paid	R$ (29,796,455)	R$ (37,948,828)	R$ (46,051,070)